Notes Payable - Insurance Financing - Additional Information (Details) - USD ($) $ in Thousands	1 Months Ended			12 Months Ended
	Feb. 28, 2023	Jan. 31, 2023	Oct. 31, 2022	Dec. 31, 2023	Dec. 31, 2022
Notes Payable [Line Items]
Debt instrument, interest rate					3.75%
Note payable, balance due					$ 8,830
Insurance Financing [Member]
Notes Payable [Line Items]
Annual premium of insurance policy amount			$ 910
Debt instrument, interest rate			7.35%
Frequency of principal and interest payments					monthly
Payment terms					Seven additional monthly installments of principal and interest of $101 will be made
Note payable, balance due					$ 910
Interest expense					$ 7
Insurance Financing [Member] | Scenario Forecast [Member]
Notes Payable [Line Items]
Payments of principal and interest				$ 101
Insurance Financing [Member] | Subsequent Event [Member]
Notes Payable [Line Items]
Payments of principal and interest	$ 101	$ 135